COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

4. COMMITMENTS AND CONTINGENCIES

The Company received a letter in February 2021 from counsel for the Company’s previous director and officer insurance carrier (the “insurer”) demanding that the Company reimburse the insurer for sums advanced by the insurer without the Company’s knowledge or consent to a former director of the Company as defense costs in connection with a claim purportedly arising under a previous director and officer liability insurance policy. The Company believes it has no liability for this claim on the basis of, among other things, Nevada law, the Company’s governing documents and the language of the policy. Accordingly, as of June 30, 2021, no contingent liability has been recorded in the Company’s consolidated statements of financial condition for this matter.

9. COMMITMENTS AND CONTINGENCIES

The Company received a letter in February 2021 from counsel for the Company’s previous director’s and officer’s insurance carrier (the “insurer”) demanding that the Company reimburse the insurer for sums advanced by the insurer to a former director of the Company as defense costs in connection with a claim purportedly arising under a previous directors and officers insurance policy. The Company believes it has no liability for this claim on the basis of, among other things, Nevada law, the Company’s governing documents and the language of the policy. Accordingly, as of March 31, 2021, no contingent liability has been recorded in the Company’s consolidated statements of financial condition for this matter.